Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000247934
Shareholder Report [Line Items]
Fund Name	AB Short Duration High Yield ETF
Trading Symbol	SYFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SYFI-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SYFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$62	0.58%

Prior to commencing operations, the Fund acquired the assets and liabilities of AB Short Duration High Yield Portfolio (a “Predecessor Fund”), a series of AB Bond Fund, Inc., and adopted the accounting and performance history of that fund (a “Reorganization”), as of the close of business on June 7, 2024. The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund's acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, the Fund underperformed the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index ("the Benchmark"), before sales charges. Yield-curve positioning in the US detracted the most from performance, relative to the benchmark, particularly from underweights to the six-month and two-year parts of the curve, which were partially offset by a gain from an overweight to the five-year part of the curve. Security selection also detracted, mainly from selections in consumer non-cyclicals, airlines, telecommunications, media and transportation services that outweighed gains from selections in energy and other consumer cyclicals. At the country allocation level, off-benchmark exposure to the eurozone and UK contributed. Currency decisions did not impact investment results during the period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
AB Short Duration High Yield ETF	12.50%	3.60%	3.86%
Bloomberg U.S. Corporate Bond Index	14.28%	1.16%	2.93%
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index	13.94%	5.16%	4.88%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SYFI-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 659,122,447
Advisory Fees Paid, Amount	$ 3,119,392
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$659,122,447
# of Portfolio Holdings	637
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,119,392

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Corporates - Non-Investment Grade	80.3%
Corporates - Investment Grade	9.4%
Emerging Markets - Corporate Bonds	2.9%
Bank Loans	1.4%
Emerging Markets - Sovereigns	0.9%
Collateralized Loan Obligations	0.5%
Quasi-Sovereigns	0.4%
Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.8%
Other assets less liabilities	1.2%

Country Breakdown

Value	Value
United States	71.3%
United Kingdom	4.8%
Canada	3.0%
Germany	2.7%
France	1.6%
Spain	1.6%
Italy	1.5%
Luxembourg	1.1%
Netherlands	1.0%
Ireland	0.8%
Hong Kong	0.7%
Australia	0.5%
Puerto Rico	0.5%
Others	4.9%
Short-Term Investments	2.8%
Other assets less liabilities	1.2%

Material Fund Change [Text Block]